Corporate income tax and deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate income tax expense for the year and the applicable tax rate [Line Items]
Profit (loss) before tax	€ 3,621	€ 610	€ 271
Tax expense (income)	145	115	30
NETHERLANDS
Corporate income tax expense for the year and the applicable tax rate [Line Items]
Adjustments for non taxable income due to the use of tax loss carryforwards	(14)
Continuing operations of the group [Member]
Corporate income tax expense for the year and the applicable tax rate [Line Items]
Profit (loss) before tax	3,621	610	271
Adjustments to profit loss from results of associates	(239)	(215)	(164)
Adjustments to pass through tax regulations for the USA and Canada	(147)	(93)	(71)
Divestments completed during the year	(2,814)	0	0
Adjusted profit or loss before tax on continuing operations	421	302	36
Theoretical income tax expense	(109)	(78)	(9)
Adjustments for non taxable income due to the use of tax loss carryforwards	(16)	(5)	(38)
Ruling related to Royal Decree-Law 3/2016 (Spain)	31	0	0
Adjustment for Witholding tax	(36)	(73)	(51)
Adjustments for other theoretical income tax	(15)	40	68
Tax expense (income)	€ (145)	€ 115	€ 30
Applicable tax rate	4.00%	18.80%	11.10%